Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31
	2018	2019
Cash on hand	$2,318	$1,723
Deposits in banks	28,906,583	22,201,308
	$28,908,901	$22,203,031

Deposits in banks consisted of highly liquid time deposits that were readily convertible to known amounts of cash and were subject to an insignificant risk or change in value.

The market rate intervals of time deposits at the end of the reporting period were as follows:

	December 31
	2018	2019
Fixed deposits	2.57%	—